Report of Directors Financial Review Risk Report - Consensus central scenario (Details) - Consensus central scenario	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.60%
Forecast period	5 years
UK
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	1.40%	1.50%
Unemployment rate, 5-year average	4.70%	4.50%
House price growth, 5-year average	2.50%	3.20%
Inflation rate, 5-year average	2.20%	2.10%
Central bank policy rate, 5-year average	3.60%	3.90%
UK | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.10%	1.20%
Unemployment rate (%)	4.90%	4.90%
House prices (annual average growth rate, %)	1.20%	1.40%
Inflation (annual average growth rate, %)	2.50%	2.40%
Central bank policy rate (annual average, %)	3.50%	4.20%
UK | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.40%	1.30%
Unemployment rate (%)	4.70%	4.70%
House prices (annual average growth rate, %)	2.80%	3.80%
Inflation (annual average growth rate, %)	2.10%	2.10%
Central bank policy rate (annual average, %)	3.40%	3.90%
UK | 2–3 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.50%	1.80%
Unemployment rate (%)	4.70%	4.50%
House prices (annual average growth rate, %)	3.30%	4.60%
Inflation (annual average growth rate, %)	2.10%	2.10%
Central bank policy rate (annual average, %)	3.50%	3.80%
UK | 3–4 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.50%	1.60%
Unemployment rate (%)	4.70%	4.30%
House prices (annual average growth rate, %)	2.70%	3.50%
Inflation (annual average growth rate, %)	2.00%	2.00%
Central bank policy rate (annual average, %)	3.70%	3.70%
UK | 4–5 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.50%	1.60%
Unemployment rate (%)	4.70%	4.30%
House prices (annual average growth rate, %)	2.40%	2.70%
Inflation (annual average growth rate, %)	2.00%	2.00%
Central bank policy rate (annual average, %)	3.80%	3.70%
US
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.00%	1.80%
Unemployment rate, 5-year average	4.20%	4.20%
House price growth, 5-year average	2.40%	3.00%
Inflation rate, 5-year average	2.40%	2.40%
Central bank policy rate, 5-year average	3.30%	3.70%
US | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.90%	2.00%
Unemployment rate (%)	4.40%	4.40%
House prices (annual average growth rate, %)	1.10%	4.40%
Inflation (annual average growth rate, %)	2.90%	2.40%
Central bank policy rate (annual average, %)	3.40%	4.10%
US | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.00%	1.60%
Unemployment rate (%)	4.30%	4.30%
House prices (annual average growth rate, %)	1.90%	3.20%
Inflation (annual average growth rate, %)	2.30%	2.80%
Central bank policy rate (annual average, %)	3.10%	3.70%
US | 2–3 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.10%	1.60%
Unemployment rate (%)	4.10%	4.30%
House prices (annual average growth rate, %)	2.70%	2.40%
Inflation (annual average growth rate, %)	2.20%	2.50%
Central bank policy rate (annual average, %)	3.20%	3.70%
US | 3–4 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.10%	1.80%
Unemployment rate (%)	4.10%	4.20%
House prices (annual average growth rate, %)	3.20%	2.50%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	3.40%	3.60%
US | 4–5 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.00%	2.00%
Unemployment rate (%)	4.10%	4.10%
House prices (annual average growth rate, %)	3.20%	2.60%
Inflation (annual average growth rate, %)	2.20%	2.10%
Central bank policy rate (annual average, %)	3.60%	3.60%
Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.30%	2.60%
Unemployment rate, 5-year average	3.20%	3.20%
House price growth, 5-year average	1.80%	2.10%
Inflation rate, 5-year average	2.00%	2.00%
Central bank policy rate, 5-year average	3.70%	4.10%
Hong Kong | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.30%	1.70%
Unemployment rate (%)	3.60%	3.30%
House prices (annual average growth rate, %)	0.50%	(0.50%)
Inflation (annual average growth rate, %)	1.80%	1.40%
Central bank policy rate (annual average, %)	3.80%	4.50%
Hong Kong | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.30%	1.80%
Unemployment rate (%)	3.40%	3.70%
House prices (annual average growth rate, %)	1.50%	2.40%
Inflation (annual average growth rate, %)	1.90%	1.90%
Central bank policy rate (annual average, %)	3.50%	4.10%
Hong Kong | 2–3 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.30%	3.50%
Unemployment rate (%)	3.10%	3.30%
House prices (annual average growth rate, %)	2.50%	3.00%
Inflation (annual average growth rate, %)	2.00%	2.20%
Central bank policy rate (annual average, %)	3.60%	4.00%
Hong Kong | 3–4 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.40%	3.10%
Unemployment rate (%)	3.00%	3.00%
House prices (annual average growth rate, %)	2.10%	2.70%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	3.80%	4.00%
Hong Kong | 4–5 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.40%	2.70%
Unemployment rate (%)	3.00%	2.90%
House prices (annual average growth rate, %)	2.10%	2.70%
Inflation (annual average growth rate, %)	2.20%	2.30%
Central bank policy rate (annual average, %)	3.90%	4.00%
Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	4.00%	3.90%
Unemployment rate, 5-year average	5.10%	5.20%
House price growth, 5-year average	1.90%	0.70%
Inflation rate, 5-year average	1.30%	1.20%
Central bank policy rate, 5-year average	3.10%	3.10%
Mainland China | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	4.40%	4.00%
Unemployment rate (%)	5.20%	5.20%
House prices (annual average growth rate, %)	(1.60%)	(5.90%)
Inflation (annual average growth rate, %)	0.70%	0.30%
Central bank policy rate (annual average, %)	3.00%	2.90%
Mainland China | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	4.20%	3.70%
Unemployment rate (%)	5.20%	5.40%
House prices (annual average growth rate, %)	2.10%	(0.70%)
Inflation (annual average growth rate, %)	1.20%	1.00%
Central bank policy rate (annual average, %)	3.00%	2.90%
Mainland China | 2–3 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	4.00%	4.30%
Unemployment rate (%)	5.10%	5.20%
House prices (annual average growth rate, %)	3.50%	3.20%
Inflation (annual average growth rate, %)	1.40%	1.50%
Central bank policy rate (annual average, %)	3.10%	3.00%
Mainland China | 3–4 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.80%	3.90%
Unemployment rate (%)	5.00%	5.00%
House prices (annual average growth rate, %)	3.40%	4.10%
Inflation (annual average growth rate, %)	1.50%	1.70%
Central bank policy rate (annual average, %)	3.10%	3.20%
Mainland China | 4–5 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.80%	3.70%
Unemployment rate (%)	5.00%	5.00%
House prices (annual average growth rate, %)	2.30%	2.90%
Inflation (annual average growth rate, %)	1.50%	1.60%
Central bank policy rate (annual average, %)	3.20%	3.30%
France
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	1.20%	1.20%
Unemployment rate, 5-year average	7.50%	7.20%
House price growth, 5-year average	3.70%	3.60%
Inflation rate, 5-year average	1.90%	1.90%
Central bank policy rate, 5-year average	2.20%	2.00%
France | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	0.90%	0.90%
Unemployment rate (%)	7.60%	7.50%
House prices (annual average growth rate, %)	4.30%	2.10%
Inflation (annual average growth rate, %)	1.40%	1.20%
Central bank policy rate (annual average, %)	1.90%	2.10%
France | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.20%	0.90%
Unemployment rate (%)	7.60%	7.30%
House prices (annual average growth rate, %)	5.00%	4.40%
Inflation (annual average growth rate, %)	1.70%	1.60%
Central bank policy rate (annual average, %)	2.00%	1.80%
France | 2–3 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.30%	1.40%
Unemployment rate (%)	7.50%	7.20%
House prices (annual average growth rate, %)	4.10%	4.40%
Inflation (annual average growth rate, %)	2.10%	2.00%
Central bank policy rate (annual average, %)	2.10%	2.00%
France | 3–4 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.30%	1.50%
Unemployment rate (%)	7.40%	7.00%
House prices (annual average growth rate, %)	3.10%	3.80%
Inflation (annual average growth rate, %)	2.10%	2.30%
Central bank policy rate (annual average, %)	2.30%	2.00%
France | 4–5 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.30%	1.40%
Unemployment rate (%)	7.40%	7.00%
House prices (annual average growth rate, %)	2.20%	3.10%
Inflation (annual average growth rate, %)	1.90%	2.20%
Central bank policy rate (annual average, %)	2.50%	2.10%
UAE
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	3.90%	3.90%
Unemployment rate, 5-year average	2.40%	2.60%
House price growth, 5-year average	3.10%	4.20%
Inflation rate, 5-year average	1.90%	1.90%
Central bank policy rate, 5-year average	3.40%	3.80%
UAE | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	4.70%	4.40%
Unemployment rate (%)	2.50%	2.70%
House prices (annual average growth rate, %)	5.80%	9.30%
Inflation (annual average growth rate, %)	2.00%	2.10%
Central bank policy rate (annual average, %)	3.50%	4.10%
UAE | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	4.10%	4.20%
Unemployment rate (%)	2.40%	2.60%
House prices (annual average growth rate, %)	3.20%	5.10%
Inflation (annual average growth rate, %)	1.90%	1.90%
Central bank policy rate (annual average, %)	3.10%	3.80%
UAE | 2–3 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.80%	3.90%
Unemployment rate (%)	2.40%	2.60%
House prices (annual average growth rate, %)	2.30%	3.60%
Inflation (annual average growth rate, %)	1.90%	1.80%
Central bank policy rate (annual average, %)	3.30%	3.70%
UAE | 3–4 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.50%	3.60%
Unemployment rate (%)	2.40%	2.50%
House prices (annual average growth rate, %)	2.00%	1.80%
Inflation (annual average growth rate, %)	2.00%	1.90%
Central bank policy rate (annual average, %)	3.40%	3.60%
UAE | 4–5 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	3.50%	3.60%
Unemployment rate (%)	2.40%	2.50%
House prices (annual average growth rate, %)	2.10%	1.30%
Inflation (annual average growth rate, %)	2.00%	1.80%
Central bank policy rate (annual average, %)	3.60%	3.60%
Mexico
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.00%	1.50%
Unemployment rate, 5-year average	3.20%	3.50%
House price growth, 5-year average	4.40%	4.90%
Inflation rate, 5-year average	3.50%	3.80%
Central bank policy rate, 5-year average	7.50%	8.90%
Mexico | Less than 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	1.30%	0.90%
Unemployment rate (%)	3.20%	3.50%
House prices (annual average growth rate, %)	4.80%	7.60%
Inflation (annual average growth rate, %)	3.70%	5.00%
Central bank policy rate (annual average, %)	7.00%	9.40%
Mexico | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.00%	1.20%
Unemployment rate (%)	3.20%	3.50%
House prices (annual average growth rate, %)	4.50%	4.50%
Inflation (annual average growth rate, %)	3.60%	3.90%
Central bank policy rate (annual average, %)	7.20%	8.80%
Mexico | 2–3 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.20%	1.70%
Unemployment rate (%)	3.20%	3.50%
House prices (annual average growth rate, %)	4.40%	4.20%
Inflation (annual average growth rate, %)	3.50%	3.40%
Central bank policy rate (annual average, %)	7.50%	8.80%
Mexico | 3–4 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.20%	1.90%
Unemployment rate (%)	3.10%	3.50%
House prices (annual average growth rate, %)	4.30%	4.00%
Inflation (annual average growth rate, %)	3.40%	3.40%
Central bank policy rate (annual average, %)	7.70%	8.90%
Mexico | 4–5 years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.20%	2.00%
Unemployment rate (%)	3.10%	3.50%
House prices (annual average growth rate, %)	4.20%	4.00%
Inflation (annual average growth rate, %)	3.40%	3.40%
Central bank policy rate (annual average, %)	7.90%	8.90%